Provisions and other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Provisions and other long-term liabilities [Abstract]
Disclosure of detailed information about provisions and other long-term liabilities [text block]
Amounts in US$ ‘000	Asset retirement obligation	Deferred Income	Other	Total
At 1 January 2016	31,617	5,033	5,800	42,450
Addition to provision	1,195	1,375	2,686	5,256
Recovery of abandonments costs	(5,504)	-	-	(5,504)
Exchange difference	(1,614)	-	538	(1,076)
Foreign currency translation	1,614	-	-	1,614
Amortisation	-	(2,924)	-	(2,924)
Unwinding of discount	2,554	-	139	2,693
At 31 December 2016	29,862	3,484	9,163	42,509
Addition to provision	5,943	-	2,220	8,163
Exchange difference	134	-	1,154	1,288
Foreign currency translation	(134)	-	-	(134)
Amortisation	-	(657)	-	(657)
Unwinding of discount	2,607	-	172	2,779
Unused amounts reversed	-	-	(2,535)	(2,535)
Amounts used during the year	(337)	(1,375)	(3,417)	(5,129)
At 31 December 2017	38,075	1,452	6,757	46,284